UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-09527

              The DCM Series Trust

(Exact name of registrant as specified in charter)

              7 Wells Avenue, Newton, MA 02459

(Address of principal executive offices)               (Zip code)

              Emile R. Molineaux

              Gemini Fund Services, LLC., 150 Motor Parkway, Suite 205, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:         617-527-0033

Date of fiscal year end:  9/30

Date of reporting period:6/30/05

Item 1.  Schedule of Investments.

DCM FUND
SCHEDULE OF INVESTMENTS
June 30, 2005 (Unaudited)
			Market
Shares	Security		Value
	COMMON STOCK - 75.73%

	Consumer Discretionary - 14.51%
	Auto / Truck Parts - 3.77%
10,451	Johnson Controls, Inc.		$ 588,705

	Media - 2.83%
6,230	Gannett, Inc.		443,140

	Retailing - 7.91%
11,810	Ethan Allen Interiors, Inc.		395,753
7,491	Home Depot, Inc.		291,400
23,525	Rent-A-Center Inc. +		547,897
			1,235,050

	Consumer Staples - 9.44%
	Appliances - 2.61%
16,000	Helen of Troy, Ltd. +		407,360

	Food, Beverage & Tobacco - 6.83%
39,965	Coca-Cola Femsa, S.A. de C.V.		1,067,465

	Energy - 10.82%
	Oil / Gas - 10.82%
10,138	Conoco Phillips		582,834
13,299	Kinder Morgan, Inc.		1,106,477
			1,689,311

	Financials - 28.81%
	Diversified Financials - 17.57%
18,432	Citigroup, Inc.		852,111
28,507	Washington Mutual, Inc.		1,159,950
11,891	Wells Fargo & Co.		732,248
			2,744,309
	Insurance - 11.24%
15,906	American International Group, Inc.		924,138
153	Berkshire Hathaway, Inc., Class B +		425,875
11,788	Hilb, Rogal and Hamilton Co.		405,507
			1,755,520
DCM FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2005 (Unaudited)
Shares /			Market
Principal ($)	Security		Value
	Healthcare - 4.03%
	Pharmaceuticals & Biotechnology - 4.03%
22,810	Pfizer, Inc.		$ 629,100

	Industrials - 8.12%
	Capital Goods - 0.00%
483	Lucent Technologies, Inc. Warrants @ $2.75, expire 12/10/07 +		372

	Commercial Services & Supplies - 8.12%
22,556	Bisys Group, Inc. +		336,987
19,000	Cendant Corp.		425,030
8,258	H&R Block, Inc.		481,854
950	PHH Corp. +		24,434
			1,268,305

	TOTAL COMMON STOCK
	(Cost $10,793,210)		11,828,637

	CORPORATE BONDS - 8.51%
$ 600,000	Ford Motor Co.,
	7.25% due 10/1/08		594,296
780,000	General Motors Nova Fin.,
	6.85% due 10/15/08		735,236

	TOTAL CORPORATE BONDS
	(Cost $1,319,675)		1,329,532

	REGISTERED INVESTMENT COMPANIES - 4.63%
52,585	Evergreen Asset Allocation Fund, Class A
	(Cost $712,000)		723,569

DCM FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2005 (Unaudited)
			Market
Shares	Security		Value
	AUCTION RATE PREFERRED SECURITIES - 8.64%
10	Calamos Strategic Total Return Fund		$ 250,000
8	Franklin Templeton Limited Duration Income Trust		200,000
8	Gabelli Convertible & Income Securities Fund		200,000
14	Van Kampen Senior Income Trust Series W		350,000
14	Van Kampen Senior Income Trust Series F		350,000
			1,350,000
	TOTAL PREFERRED SECURITIES
	(Cost $1,350,000)		1,350,000

	SHORT-TERM INVESTMENTS - 2.24%
350,000	BNY Hamilton Money Fund, Hamilton Shares,
	due 7/1/05 (Cost $350,000)		350,000

	TOTAL INVESTMENTS
	(Cost $14,524,885*)	99.76%	$ 15,581,738

	Other assets in excess of liabilities	0.24%	37,512

	TOTAL NET ASSETS	100.00%	$ 15,619,250

+ Non-income producing security.
* At June 30, 2005, net unrealized appreciation on investment securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost			$ 1,613,648
Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value			(556,795)
Net unrealized appreciation			$ 1,056,853

Security Valuation - See Appendix A

APPENDIX A:

Security Valuation – Securities listed on a national securities exchange and certain over-the-counter securities are valued as of the close of each business day, at the last sales price on the exchange or the over-the-counter market in which such securities are primarily traded, or in the absence of recorded sales, the mean between the closing bid and ask prices. NASDAQ traded securities are valued at the NASDAQ Official Closing Price (NOCP).   Short-term investments held by the Fund that mature in 60 days or less are valued at amortized cost, which approximates market value.   Securities for which market quotations are not readily available are valued at their fair value following procedures approved by the Board of Trustees.  There is no single standard for determining the fair value of such securities.   Rather, in determining the fair value of a security, the board-appointed Valuation Committee shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of those securities, if any; and (iii) the evaluation of the forces which influence the market in which the securities are purchased or sold.  As of December 31, 2004, the Fund did not hold any securities for which market quotations were not readily available.

Item 2. Controls and Procedures.

(a)         The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)         There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The DCM Series Trust

By (Signature and Title)

       /s/Mark Alan Derby, President

Date      8/29/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

        /s/Mark Alan Derby, President

Date      8/29/05

By (Signature and Title)

       /s/Jonathan Jay Derby, Vice-President,

Treasurer and Secretary

Date      8/29/05